Loss Per Share (Details) - Schedule of loss per share - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net loss attributable to ABVC’s common stockholders (in Dollars)	$ (1,823,695)	$ (5,995,440)	$ (16,423,239)	$ (12,838,813)
Weighted-average shares outstanding:
Weighted-average shares outstanding - Basic	$ 33,075,775	$ 29,683,402	$ 31,664,600	$ 25,053,522
Stock options (in Dollars)
Weighted-average shares outstanding - Diluted	$ 33,075,775	$ 29,683,402	$ 31,664,600	$ 25,053,522
Loss per share
-Basic	(0.06)	(0.2)	(0.52)	(0.51)
-Diluted	$ (0.06)	$ (0.2)	$ (0.52)	$ (0.51)